Risk Management - Summary of Sensitivity Analysis for Provisions Assumptions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PCBs | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	₩ (222)	₩ (292)
0.1% Decrease	223	293
PCBs | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	224	295
0.1% Decrease	(224)	(294)
Nuclear plants | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(369,540)	(326,926)
0.1% Decrease	381,026	336,928
Nuclear plants | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	403,420	357,676
0.1% Decrease	(391,754)	(347,450)
Spent fuel | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(51,430)	(51,558)
0.1% Decrease	53,438	53,571
Spent fuel | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	54,210	54,345
0.1% Decrease	₩ (52,245)	₩ (52,375)